Derivative Financial Instruments - Hedging Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 19, 2022
Instruments in net investment hedges
Derivative Financial Instruments
Notional amount	$ 4,700	$ 6,800
Average remaining maturity	1 month 6 days	1 month 6 days
Interest rate swaps
Derivative Financial Instruments
Notional amount	$ 6,525	$ 425
Interest rate swaps | Derivative instruments in fair value hedges
Derivative Financial Instruments
Notional amount	$ 6,500	$ 400
Average remaining maturity	6 years	1 year 2 months 12 days
Interest rate swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Notional amount	$ 0	$ 0
Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount	$ 5,900	6,800
Foreign exchange contracts | Not designated as hedging instruments - economic hedges | Maximum
Derivative Financial Instruments
Term of contract	1 year
Foreign exchange contracts | Instruments in net investment hedges
Derivative Financial Instruments
Notional amount	$ 13,400	14,100
Foreign exchange forward contracts | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged	2 years
Notional amount	$ 8,100	$ 7,200
Average remaining maturity	7 months 6 days	7 months 6 days
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ 66	$ 315
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 7
Cross-currency swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged	5 years
Notional amount	$ 3,100	2,000
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	(101)	$ (174)
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 10
Forward-starting interest rate swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Number of derivative instruments outstanding	0	0
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ (139)	$ (157)
Gains (losses) expected to be reclassified to net income within the next 12 months	(18)
Cash-settled swap
Derivative Financial Instruments
Notional amount			$ 311
Equity contracts hedging employee compensation obligations | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount	$ 1,100	$ 1,400